UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F/A

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number:    1
                                               -------

This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           ----------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           ----------------------------------------------

Form 13F File Number: 028-07476
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature, Place, and Date of Signing:

/s/ Jason Kaplan                     New York, NY                     02/19/2003
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           62
                                         -----------
Form 13F Information Table Value Total:  $   104,238
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579y101     4751   38535 SH       Sole                 0    750  37585
ABBOTT LABORATORIES            COM              002824100     1078   26950 SH       Sole                 0      0  26950
AMERICAN EXPRESS COMPANY       COM              025816109      754   21335 SH       Sole                 0      0  21335
AMERICAN INTERNATIONAL GROUP I COM              026874107     5433   93918 SH       Sole              5800   1148  86470
AMGEN INC                      COM              031162100      512   10600 SH       Sole              5800      0   4700
AOL TIME WARNER INC            COM              00184a105      345   26350 SH       Sole             13000      0  13150
APPLERA CORP COM AP BIO GRP    COM              038020103      184   10500 SH       Sole                 0      0  10500
APPLERA CORP COM CELERA GENOMI COM              038020202      280   29350 SH       Sole             15000      0  14050
APPLIED MATERIALS INC          COM              038222105       21    1600 SH       Sole                 0      0   1600
ARMOR HLDGS INC COM            COM              042260109     2012  146100 SH       Sole                 0   2450 142850
AT&T WIRELESS SERVICES INC     COM              00209a106        3     593 SH       Sole                 0      0    593
BOEING CO                      COM              097023105      369   11200 SH       Sole                 0      0  11200
BRISTOL MYERS SQUIBB CO        COM              110122108     1237   53416 SH       Sole                 0      0  53416
CATERPILLAR INC                COM              149123101        2      40 SH       Sole                 0      0     40
CHEVRONTEXACO CORP             COM              166764100      439    6596 SH       Sole                 0      0   6596
CISCO SYSTEMS INC              COM              17275r102     1894  144612 SH       Sole                 0      0 144612
CITIGROUP INC                  COM              172967101     3989  113353 SH       Sole              8900   1700 101953
CLARUS CORP DEL                COM              182707109      138   24500 SH       Sole                 0      0  24500
COCA COLA CO                   COM              191216100     3812   86954 SH       Sole                 0   1550  84904
COLGATE PALMOLIVE CO           COM              194162103      267    5100 SH       Sole                 0      0   5100
COMCAST CORPORATION NEW SPL CL COM              20030n200     3778  167250 SH       Sole                 0   2700 163600
DEERE & CO COM                 COM              244199105      510   11118 SH       Sole                 0      0  11118
DOW CHEMICAL CO                COM              260543103      198    6678 SH       Sole                 0      0   6678
E I DU PONT DE NEMOURS & CO    COM              263534109      102    2400 SH       Sole                 0      0   2400
EMERSON ELECTRIC CO            COM              291011104      820   16126 SH       Sole              5000      0  11126
EXXON MOBIL CORP               COM              30231g102     4645  132939 SH       Sole                 0      0 132939
GENERAL ELECTRIC CO            COM              369604103     7037  288997 SH       Sole                 0   2600 285647
GENERAL MILLS INC              COM              370334104      451    9600 SH       Sole                 0      0   9600
GENERAL MOTORS CORP COM        COM              370442105      770   20892 SH       Sole              5000      0  15792
GILLETTE CO                    COM              375766102     3774  124300 SH       Sole              8000   1800 113650
HISPANIC BROADCASTING CL A     COM              43357B104     1703   82850 SH       Sole                 0   1700  80500
HOME DEPOT INC                 COM              437076102     2712  112903 SH       Sole                 0   2000 110403
HONEYWELL INTL INC             COM              438516106     2585  107725 SH       Sole             17000   2600  86925
INTEL CORP                     COM              458140100     2822  181240 SH       Sole              8000   3300 168540
INTERNATIONAL BUSINESS MACHINE COM              459200101     3291   42466 SH       Sole                 0      0  42466
J P MORGAN CHASE & CO          COM              46625h100     1082   45080 SH       Sole             13000      0  31780
JOHNSON & JOHNSON              COM              478160104     2104   39179 SH       Sole                 0      0  39179
MCDONALDS CORP                 COM              580135101      574   35700 SH       Sole                 0      0  35700
MEDTRONIC INC                  COM              585055106       23     510 SH       Sole                 0      0    510
MERCK & CO INC                 COM              589331107     9611  169771 SH       Sole              8500   2000 158621
MICROSOFT CORP                 COM              594918104     6185  119636 SH       Sole                 0   1100 118136
PEPSICO INC                    COM              713448108      692   16400 SH       Sole                 0      0  16400
PFIZER INC                     COM              717081103     4185  136885 SH       Sole                 0   1450 134785
PHARMACIA CORP COM             COM              71713U102      334    8000 SH       Sole                 0      0   8000
PHILIP MORRIS COMPANIES INC    COM              718154107     1076   29100 SH       Sole                 0      0  29100
PROCTER & GAMBLE CO            COM              742718109      292    3400 SH       Sole                 0      0   3400
ROYAL DUTCH PETROLEUM CO NY RE COM              780257804      364    8272 SH       Sole                 0      0   8272
SBC COMMUNICATIONS INC         COM              78387g103      253    9329 SH       Sole                 0      0   9329
SCHERING PLOUGH CORP COM       COM              806605101      337   15200 SH       Sole                 0      0  15200
SEALED AIR CORP NEW COM        COM              81211K100      515   13800 SH       Sole                 0      0  13800
SYSCO CORP                     COM              871829107      324   10890 SH       Sole                 0      0  10890
TEXAS INSTRUMENTS INC          COM              882508104      369   24600 SH       Sole             13000      0  11500
UNITED TECHNOLOGIES CORP       COM              913017109     4283   69150 SH       Sole                 0   1350  67300
VALUE LINE INC COM             COM              920437100     2847   65550 SH       Sole                 0   1200  63950
VERIZON COMMUNICATIONS         COM              92343v104      365    9430 SH       Sole                 0      0   9430
VIACOM INC-CL B                COM              925524308      288    7061 SH       Sole                 0      0   7061
WAL-MART STORES INC            COM              931142103      536   10620 SH       Sole                 0      0  10620
WALT DISNEY CO HOLDING CO      COM              254687106     3980  244008 SH       Sole                 0   3900 238908
WYETH COM                      COM              983024100      486   13000 SH       Sole                 0      0  13000
BP P L C SPONSORED ADR (FRM BP                  055622104      516   12693 SH       Sole                 0      0  12693
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      195    5200 SH       Sole                 0      0   5200
ISHARES TRUST S&P SMALLCAP 600                  464287804      780    8000 SH       Sole                 0      0   8000
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